Earnings per share - Dilutive effect of share units (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	91,105,000	108,934,000
Number of equity instruments other than options, expected to vest within two years (in shares)	89,939,000	106,337,000
Number of equity instruments other than options, expected to vest within three years (in shares)	80,844,000	71,407,000
Number of equity instruments other than options, expected to vest within four years (in shares)	725,000	588,000
Number of equity instruments other than options, expected to vest over four years (in shares)	576,000	799,000
Number of equity instruments other than options, expected to vest (in shares)	263,189,000	288,065,000
Dilutive effect (in shares)	92,343,000	127,165,000